Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2019	Mar. 18, 2020
Document And Entity [Abstract]
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Entity Registrant Name	CAMTEK LTD
Entity Central Index Key	0001109138
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2019
Entity Filer Category	Accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding		38,671,825
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Incorporation State Country Code	IL
Entity File Number	000-30664